Label	Element	Value
Capital Group U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001474365_SupplementTextBlock
Private Client Services FundsSM Prospectus Supplement April 1, 2017 (for prospectus dated January 1, 2017)

1.	The “Fees and expenses of the fund” section of the summary prospectus and prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” and “Example” tables in their entirety with the following. Except as indicated below each table, footnotes in the summary prospectus and prospectus remain unchanged.

Capital Group U.S. Equity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Capital Group U.S. Equity Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
Capital Group U.S. Equity Fund | Share class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	140
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 554

[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed the fund's unified fee. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.